UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPG-Axon Capital Management, L.P.
           --------------------------------------------------
Address:   888 Seventh Avenue, 38th Floor
           --------------------------------------------------
           New York, New York 10019
           --------------------------------------------------

Form 13F File Number:     028-11789
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
           --------------------------------------------------
Title:     Chief Executive Officer
           --------------------------------------------------
Phone:    (212) 479-2000
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Dinakar Singh             New York, New York      August 16, 2010
       ---------------------  ----------------------------  -----------------
            [Signature]                  [Place]                 [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          33
                                               -------------

Form 13F Information Table Value Total:          4,856,839
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                              FORM 13F INFORMATION TABLE
        COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4          COLUMN 5    COLUMN 6  COLUMN 7          COLUMN 8
                                TITLE OF                  VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                   CLASS           CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS     SOLE    SHARED  NONE
--------------                   -----           -----   --------   -------  ----------------------------     ----    ------  ----
ANADARKO PETE CORP                COM          032511107   48,902  1,355,000 SH          SOLE              1,355,000     0      0
ANALOG DEVICES INC                COM          032654105  140,136  5,030,000 SH          SOLE              5,030,000     0      0
BAKER HUGHES INC                  COM          057224107   87,297  2,100,000 SH          SOLE              2,100,000     0      0
BANCO SANTANDER BRASIL S A   ADS REP 1 UNIT    05967A107  144,000 13,940,000 SH          SOLE             13,940,000     0      0
BUCYRUS INTL INC NEW              COM          118759109   98,503  2,075,940 SH          SOLE              2,075,940     0      0
COVIDIEN PLC                      SHS          G2554F105   77,376  1,925,728 SH          SOLE              1,925,728     0      0
DOW CHEM CO                       COM          260543103   34,873  1,470,200 SH          SOLE              1,470,200     0      0
EL PASO CORP                      COM          28336L109  194,703 17,525,000 SH          SOLE             17,525,000     0      0
FIDELITY NATL INFORMATION SV      COM          31620M106  128,878  4,805,280 SH          SOLE              4,805,280     0      0
FLOWSERVE CORP                    COM          34354P105  187,264  2,208,301 SH          SOLE              2,208,301     0      0
HALLIBURTON CO                    COM          406216101   85,189  3,470,000 SH          SOLE              3,470,000     0      0
INTL PAPER CO                     COM          460146103  287,062 12,685,000 SH          SOLE             12,685,000     0      0
ITAU UNIBANCO HLDG SA       SPON ADR REP PFD   465562106   36,020  2,000,000 SH          SOLE              2,000,000     0      0
JPMORGAN CHASE & CO               COM          46625H100   96,467  2,635,000 SH          SOLE              2,635,000     0      0
LIFE TECHNOLOGIES CORP            COM          53217V109   25,043    530,000 SH          SOLE                530,000     0      0
METLIFE INC                       COM          59156R108   27,942    740,000 SH          SOLE                740,000     0      0
MICROSOFT CORP                    COM          594918104  226,073  9,825,000 SH          SOLE              9,825,000     0      0
MINDRAY MEDICAL INTL LTD        SPON ADR       602675100   50,272  1,600,000 SH          SOLE              1,600,000     0      0
NVIDIA CORP                       COM          67066G104   45,179  4,425,000 SH          SOLE              4,425,000     0      0
OCEANEERING INTL INC              COM          675232102   30,757    685,000 SH          SOLE                685,000     0      0
ORACLE CORP                       COM          68389X105  432,956 20,175,000 SH          SOLE             20,175,000     0      0
O REILLY AUTOMOTIVE INC           COM          686091109  145,771  3,065,000 SH          SOLE              3,065,000     0      0
PEABODY ENERGY CORP               COM          704549104   23,087    590,000 SH          SOLE                590,000     0      0
PEPSICO INC                       COM          713448108  240,295  3,942,500 SH          SOLE              3,942,500     0      0
PNC FINL SVCS GROUP INC           COM          693475105  163,850  2,900,000 SH          SOLE              2,900,000     0      0
PPL CORP                          COM          69351T106  102,295  4,100,000 SH          SOLE              4,100,000     0      0
PRUDENTIAL FINL INC               COM          744320102  103,296  1,925,000 SH          SOLE              1,925,000     0      0
STANLEY BLACK & DECKER INC        COM          854502101  349,086  6,909,861 SH          SOLE              6,909,861     0      0
TEMPLE INLAND INC                 COM          879868107   73,585  3,560,000 SH          SOLE              3,560,000     0      0
THERMO FISHER SCIENTIFIC INC      COM          883556102  263,644  5,375,000 SH          SOLE              5,375,000     0      0
TIME WARNER INC                 COM NEW        887317303  491,687 17,007,500 SH          SOLE             17,007,500     0      0
VIACOM INC NEW                    CL B         92553P201  411,731 13,125,000 SH          SOLE             13,125,000     0      0
ZHONGPIN INC                      COM          98952K107    3,620    307,845 SH          SOLE                307,845     0      0

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